Defined Contribution Bonus and Profit Sharing Plans Defined Contribution, Bonus, and Profit Sharing Narrative (Details)	12 Months Ended
Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Percentage of employer match into employee savings plan	50.00%
Percentage of employee salary deferral eligible for the employer 50% match	6.00%